Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment	3
Revenue	$ 978,336	$ 782,524	$ 593,036
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	117,011	90,931	73,850
Revenue	80,613	63,686
Refund paid to customers	5,885	7,509
Customer Loyalty Programs, Franchisee Fees and Advance Received From GDS Provider [Member]
Revenue [Line Items]
Revenue	2,134	920
Refund paid to customers	0	0
Deferred income reclassified as contract liabilities	$ 3,262	$ 2,435	$ 1,519